Leases - Schedule of Future Finance Lease Payments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2027	$ 26,624	$ 34,454
2028	18,270	23,643
2029 and thereafter	1,005	1,300
Total future lease payment	45,898	59,397
Less: Imputed interest	(1,800)	(2,330)
Present value of finance lease liabilities	44,098	57,067	$ 80,477
Less: Current portion	(25,199)	(32,610)	(42,062)
Long-term potion of finance lease liabilities	$ 18,899	$ 24,457	$ 38,415